12. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2020	2019	2018

Current – Federal	$3,024,953	$3,207,966	$2,689,220
Current – State	205,779	126,466	--
Total Current	3,230,732	3,334,432	2,689,220

Deferred – Federal	156,075	444,780	522,773

Total Provision	$3,386,807	$3,779,212	$3,211,993